PROPERTY AND EQUIPMENT Q - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Depreciation	$ 3.5	$ 7.6	$ 12.2	$ 14.3
Mining equipment
Property, Plant and Equipment [Line Items]
Impairment of mining equipment			$ 49.2